ADVISERS INVESTMENT TRUST
VONTOBEL GLOBAL ENVIRONMENTAL CHANGE FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	100.0%
Consumer Discretionary	1.0%
LKQ Corp.		2,813	$116,993
Financials	1.2%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.		5,102	151,019
Industrials	47.9%
A.O. Smith Corp.		2,005	163,969
Alstom S.A.		11,378	191,309
ANDRITZ A.G.		2,446	151,541
Carrier Global Corp.		2,525	159,277
Cie de Saint-Gobain S.A.		4,121	320,500
Clean Harbors, Inc.(a)		1,277	288,794
Daifuku Co. Ltd.		10,195	190,732
East Japan Railway Co.		12,156	201,316
Ferguson PLC		1,177	227,926
Intertek Group PLC		2,030	123,020
Jiangsu Zhongtian Technology Co. Ltd. - Class A		32,400	70,344
Johnson Controls International PLC		3,272	217,490
KION Group A.G.		2,823	118,180
MasTec, Inc.(a)		2,292	245,221
Nidec Corp.		1,925	85,966
nVent Electric PLC		1,635	125,257
Prysmian S.p.A.		6,784	420,081
Quanta Services, Inc.		1,176	298,810
Regal Rexnord Corp.		1,139	154,016
Schneider Electric S.E.		1,028	246,940
Siemens A.G. - REG		1,413	262,882
Spirax-Sarco Engineering PLC		1,152	123,489
Stantec, Inc.		2,631	220,261
Tetra Tech, Inc.		1,231	251,715
Trane Technologies PLC		806	265,118
Union Pacific Corp.		867	196,167
Veralto Corp.		1,534	146,451
Vestas Wind Systems A/S(a)		4,577	105,981
Xylem, Inc.		2,423	328,632
			5,901,385
Information Technology	28.9%
ANSYS, Inc.(a)		763	245,304
Applied Materials, Inc.		2,139	504,783
ASML Holding N.V.		306	315,979
Cadence Design Systems, Inc.(a)		629	193,575
Chroma ATE, Inc.		11,145	109,246
Delta Electronics, Inc.		17,000	203,058
First Solar, Inc.(a)		465	104,839
Itron, Inc.(a)		1,532	151,607

ADVISERS INVESTMENT TRUST
VONTOBEL GLOBAL ENVIRONMENTAL CHANGE FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
Murata Manufacturing Co. Ltd.		8,612	$177,817
NXP Semiconductors N.V.		1,079	290,348
Power Integrations, Inc.		1,630	114,410
PTC, Inc.(a)		702	127,532
Roper Technologies, Inc.		430	242,374
Samsung SDI Co. Ltd.		507	130,387
Synopsys, Inc.(a)		328	195,180
Trimble, Inc.(a)		2,905	162,447
Universal Display Corp.		733	154,113
Zebra Technologies Corp. - Class A(a)		420	129,751
			3,552,750
Materials	10.1%
Air Liquide S.A.		1,735	299,622
Ecolab, Inc.		1,024	243,712
Linde PLC		877	384,836
Smurfit Kappa Group PLC		3,458	154,306
West Fraser Timber Co. Ltd.		2,152	165,280
			1,247,756
Utilities	10.9%
American Water Works Co., Inc.		1,641	211,951
EDP Renovaveis S.A.		8,868	123,938
Iberdrola S.A.		26,428	342,892
National Grid PLC		20,356	227,111
NextEra Energy, Inc.		3,504	248,118
Veolia Environnement S.A.		6,117	182,904
			1,336,914
TOTAL COMMON STOCKS (Cost $10,045,871)			12,306,817
SHORT-TERM INVESTMENTS	0.2%
Northern Institutional Treasury Portfolio (Premier Class),, 5.15%(b)		23,532	23,532
TOTAL SHORT-TERM INVESTMENTS (Cost $23,532)			23,532
TOTAL INVESTMENTS (Cost $10,069,403)	100.2%		12,330,349
NET OTHER ASSETS (LIABILITIES)	(0.2%)		(21,199)
NET ASSETS	100.0%		$12,309,150

(a)Non-income producing security.
(b)7-day current yield as of June 30, 2024 is disclosed.

Abbreviations:
REG – Registered

ADVISERS INVESTMENT TRUST
VONTOBEL GLOBAL ENVIRONMENTAL CHANGE FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

At June 30, 2024, the Fund’s investments (excluding short-term investments) were domiciled in the following countries:
CONCENTRATION BY COUNTRY	% OF NET ASSETS
United States	44.8%
France	10.1
Ireland	9.4
Japan	5.2
Netherlands	5.0
United Kingdom	3.9
Spain	3.8
Italy	3.4
Canada	3.1
Germany	3.1
Taiwan	2.5
All other countries less than 2%	5.7
Total	100.0%

ADVISERS INVESTMENT TRUST
VONTOBEL U.S. EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	99.4%
Communication Services	7.5%
Alphabet, Inc. - Class A		7,212	$1,313,666
Alphabet, Inc. - Class C		8,492	1,557,602
			2,871,268
Consumer Discretionary	10.2%
Amazon.com, Inc.(a)		14,130	2,730,623
Booking Holdings, Inc.		113	447,650
Home Depot (The), Inc.		1,351	465,068
NIKE, Inc. - Class B		4,077	307,283
			3,950,624
Consumer Staples	14.0%
Casey's General Stores, Inc.		2,299	877,207
Coca-Cola (The) Co.		29,342	1,867,618
Mondelez International, Inc. - Class A		21,139	1,383,336
PepsiCo, Inc.		5,369	885,509
Walmart, Inc.		5,679	384,525
			5,398,195
Financials	16.0%
Berkshire Hathaway, Inc. - Class B(a)		1,138	462,938
CME Group, Inc.		6,378	1,253,915
Intercontinental Exchange, Inc.		12,260	1,678,271
Mastercard, Inc. - Class A		3,349	1,477,445
Progressive (The) Corp.		3,650	758,141
Visa, Inc. - Class A		2,082	546,463
			6,177,173
Health Care	16.9%
Abbott Laboratories		11,111	1,154,544
Becton Dickinson and Co.		5,134	1,199,867
Boston Scientific Corp.(a)		13,797	1,062,507
Intuitive Surgical, Inc.(a)		131	58,275
Thermo Fisher Scientific, Inc.		1,476	816,228
UnitedHealth Group, Inc.		2,797	1,424,400
Zoetis, Inc.		4,538	786,708
			6,502,529
Industrials	7.1%
Copart, Inc.(a)		10,694	579,187
RB Global, Inc.		18,127	1,384,178
Union Pacific Corp.		3,469	784,896
			2,748,261
Information Technology	21.3%
Accenture PLC - Class A		1,614	489,704
Adobe, Inc.(a)		2,502	1,389,961
Amphenol Corp. - Class A		8,271	557,217
Intuit, Inc.		1,837	1,207,295

ADVISERS INVESTMENT TRUST
VONTOBEL U.S. EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
Keysight Technologies, Inc.(a)		2,571	$351,584
KLA Corp.		608	501,302
Microsoft Corp.		5,498	2,457,331
ServiceNow, Inc.(a)		620	487,736
Synopsys, Inc.(a)		1,316	783,099
			8,225,229
Materials	4.5%
CRH PLC		10,393	779,267
Sherwin-Williams (The) Co.		1,552	463,163
Vulcan Materials Co.		1,932	480,450
			1,722,880
Real Estate	1.9%
American Tower Corp.		3,765	731,841
TOTAL COMMON STOCKS (Cost $27,394,229)			38,328,000
SHORT-TERM INVESTMENTS	0.7%
Northern Institutional U.S. Government Select Portfolio – Shares Class, 5.19%(b)		283,466	283,466
TOTAL SHORT-TERM INVESTMENTS (Cost $283,466)			283,466
TOTAL INVESTMENTS (Cost $27,677,695)	100.1%		38,611,466
NET OTHER ASSETS (LIABILITIES)	(0.1%)		(54,342)
NET ASSETS	100.0%		$38,557,124

(a)Non-income producing security.
(b)7-day current yield as of June 30, 2024 is disclosed.
At June 30, 2024, the Fund’s investments (excluding short-term investments) were domiciled in the following countries:
CONCENTRATION BY COUNTRY	% OF NET ASSETS
United States	92.5%
Canada	3.6
Ireland	3.3
Total	99.4%